Segment Reporting (Details) - Schedule of Revenues - Revenue Disaggregation [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue
Total revenue	$ 37,082,786	$ 37,952,452
Sales [Member]
Revenue
Total revenue	36,613,509	37,333,555
Production service revenue [Member]
Revenue
Total revenue	$ 469,277	$ 618,897